Operating Leases and Obligations Related to Finance Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Year
2023	$ 97,806
2024	94,304
2025	90,541
2026	86,909
2027	83,276
Thereafter	242,328
Suezmax, Aframax and LR2 Vessels
Leases [Abstract]
Capital Leases, Future Minimum Payments Due	695,200	$ 364,600
Finance Lease, Liability, Undiscounted Excess Amount	158,700	68,800
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	$ 695,200	$ 364,600